SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - GBP (£)	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Less: accumulated depreciation	£ (38,804)	£ (32,660)
Property and equipment, net	21,479	25,839
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Computer and equipment	£ 60,283	£ 58,499